Additional information - condensed financial statements of the Company (Details 2) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	2,155,009	2,119,740	3,031,462	3,889,092
Other current assets	713,763	536,134
Total current assets	8,600,503	6,352,033
Investments in subsidiaries	13,524	48,802
Total assets	14,483,778	11,881,694
Current liabilities:
Derivatives liabilities - warrants	105,785	31,106
Total current liabilities	6,580,086	5,040,884
Derivatives liabilities - warrants		154,259
Total liabilities	9,016,910	7,177,615
Shareholders' equity :
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 227,499,837 and 252,301,917 shares issued and outstanding as of December 31, 2013 and December 31, 2014)	186	170
Additional paid-in capital	5,638,703	5,327,177
Accumulated deficit	(726,610)	(1,123,724)
Accumulated other comprehensive income	11,086	6,489
Total shareholders' equity attributable to JA Solar Holdings	5,360,172	4,620,262	4,892,824	6,548,669
Total liabilities and shareholders' equity	14,483,778	11,881,694
JA Solar Holdings Co., Ltd.
Current assets:
Cash and cash equivalents	29,223	34,293	17,011	77,009
Other receivable from subsidiaries		244,772
Other current assets	2,257	3,631
Total current assets	31,480	282,696
Investments in subsidiaries	2,978,282	2,579,236
Amount due from subsidiaries	2,566,506	2,557,138
Total assets	5,576,268	5,419,070
Current liabilities:
Other payables to subsidiaries and employees	6,364	7,788
Accrued and other liabilities	11,454	3,611
Derivatives liabilities - warrants	105,785	31,106
Total current liabilities	123,603	42,505
Long-term amount due to subsidiaries	92,493	602,044
Derivatives liabilities - warrants		154,259
Total liabilities	216,096	798,808
Shareholders' equity :
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 227,499,837 and 252,301,917 shares issued and outstanding as of December 31, 2013 and December 31, 2014)	186	170
Additional paid-in capital	5,638,703	5,327,177
Accumulated deficit	(289,803)	(713,574)
Accumulated other comprehensive income	11,086	6,489
Total shareholders' equity attributable to JA Solar Holdings	5,360,172	4,620,262
Total liabilities and shareholders' equity	5,576,268	5,419,070